Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Premium income
Gross premiums	$ 41,408	$ 41,059
Premiums ceded to reinsurers	(8,491)	(5,481)
Net premiums	32,917	35,578
Investment income (note 3)
Investment income	16,433	15,393
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program	18,967	18,200
Net investment income	35,400	33,593
Other revenue (note 13)	10,591	10,399
Total revenue	78,908	79,570
Contract benefits and expenses To contract holders and beneficiaries
Gross claims and benefits (note 6)	30,133	28,660
Increase (decrease) in insurance contract liabilities (note 6)	36,982	33,727
Increase (decrease) in investment contract liabilities (note 7)	178	170
Benefits and expenses ceded to reinsurers	(6,795)	(5,373)
(Increase) decrease in reinsurance assets (note 6)	(5,263)	(1,269)
Net benefits and claims	55,235	55,915
General expenses	7,510	7,686
Investment expenses (note 3)	1,787	1,748
Commissions	6,043	6,293
Interest expense	1,181	1,319
Net premium taxes	381	389
Total contract benefits and expenses	72,137	73,350
Income before income taxes	6,771	6,220
Income tax expense (note 16)	(1,195)	(718)
Net income	5,576	5,502
Net income (loss) attributed to:
Non-controlling interests	250	233
Participating policyholders	(545)	(333)
Shareholders	5,871	5,602
Net income	5,576	5,502
Net income attributed to shareholders	5,871	5,602
Preferred share dividends	(171)	(172)
Common shareholders' net income	$ 5,700	$ 5,430
Earnings per shares
Basic earnings per common share (note 12)	$ 2.94	$ 2.77
Diluted earnings per common share (note 12)	2.93	2.77
Dividends per common share	$ 1.12	$ 1.00